Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of warrant liability

	As of December 31
	2023	2022
Public warrants	$2,600	$9,200
Private warrants[1]	439	1,716
	$3,039	$10,916
[1]Private warrants include 2,875,000 warrants held by the former SPAC sponsors deposited in an escrow account.

Schedule of public warrants

	2023	2022
As of January 1	$9,200	$16,000
Acquired public warrants	—	—
Fair value remeasurement	(6,600)	(6,800)
As of December 31	$2,600	$9,200

Schedule of private warrants

	2023	2022
As of January 1	$1,716	$7,112
Acquired private warrants	—	—
Fair value remeasurement	(1,277)	(5,396)
As of December 31	$439	$1,716